Summary of Federal Home Loan Bank Advances (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance Amount	$ 20,000,000	$ 33,500,000
Federal Home Loan Bank Advances One
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance Amount		10,000,000
Interest Rate	0.16%
Final Maturity	Jan. 21, 2014
Federal Home Loan Bank Advances Two
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance Amount		3,500,000
Interest Rate	4.67%
Final Maturity	Dec. 16, 2014
Federal Home Loan Bank Advances Three
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance Amount	$ 20,000,000	$ 20,000,000
Interest Rate	2.53%
Final Maturity	Jan. 09, 2018